UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2011

Date of reporting period:  February 28, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

Experienced People	Consistent Philosophy	Disciplined Process

Geneva Advisors Funds

Geneva Advisors All Cap Growth Fund
Class R Shares (GNVRX)
Class I Shares (GNVIX)

Geneva Advisors Equity Income Fund
Class R Shares (GNERX)
Class I Shares (GNEIX)

February 28, 2011

Investment Advisor

Geneva Investment Management of Chicago, LLC
181 W. Madison, Suite 3575
Chicago, IL 60602

Phone:  1-877-343-6382

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLES	5
INVESTMENT HIGHLIGHTS	7
SCHEDULE OF INVESTMENTS	13
STATEMENTS OF ASSETS AND LIABILITIES	19
STATEMENTS OF OPERATIONS	20
STATEMENTS OF CHANGES IN NET ASSETS	21
FINANCIAL HIGHLIGHTS	23
NOTES TO FINANCIAL STATEMENTS	27
NOTICE OF PRIVACY POLICY & PRACTICES	36
ADDITIONAL INFORMATION	37

Dear Shareholders,

U.S. equity markets enjoyed solid gains for the six month period ended February, 2011.  The market’s performance reflected an array of positive developments.  Most segments of the economy made noticeable progress, corporate earnings grew, and we saw important political changes in the fall elections.  Geneva’s investment strategies and funds performed well in this environment.

Economic growth early in the recent cycle was driven largely by restocking, however the economy has begun to show signs of more sustainable growth.  The housing market remains unsettled but employment has begun to strengthen in January and February.  American corporations produced good earnings gains throughout 2010.  The increases arose from ongoing cost cutting and more recently by slowly improving demand and revenue growth.  Dramatic increases in oil prices could derail economic growth, however the effects will likely be far less if the disruptions are temporary as expected.

The Government has developed and implemented policies aimed at sustaining the recovery. The Federal Reserve’s second round of quantitative easing which began in September seems to be accomplishing its objective.  More recently, the two year extension of the income tax cuts and other tax changes appear to have increased business community optimism. This has led to the expectation that the recovery will evolve into a sustained economic expansion.  Corporate investment spending is accelerating and is leading to increased hiring.

Equity valuations remain reasonable.  The appreciation in equities has been driven largely by earnings growth rather than multiple expansion.  The 2010 closing price of the S&P 500 is equivalent to 15 times that year’s estimated earnings and is 13.4 times the current year’s $94 projection.  Those price to earnings ratios are below historical averages, particularly given the outlook for relatively benign inflationary conditions.  We believe there will be ample attractive investment opportunities in the current year.

We remain confident in a strategy of owning great businesses with above average growth potential.  The current portfolio of companies continues to generate solid earnings and cash flow growth.  We believe the common stocks of companies with strong fundamentals offer the best value over time as well as the potential for the quickest recovery from a market decline.

The Geneva Advisors All Cap Growth Fund Institutional share class had a 31.34% return for the six months ended February 28, 2011 versus 31.80% for the Russell 3000 Growth Total Return Index for the period.  The Retail share class had a return of 31.23% for the six months ended February 28, 2011.  The top sectors contributing to the All Cap Growth Fund performance for the period were Consumer Discretionary, Consumer Staples, Materials and Telecomm Service.  The sectors underperforming were Information Technology and Energy.  The top stocks adding value were Apple, Chipotle Mexican Grill, Baidu and Priceline.  Country Style Cooking Restaurant Chain Co., Ltd and HDFC Bank were the laggards for the year.

In the six months ended February 28, 2011 the Geneva Advisors Equity Income Fund Institutional share class returned 21.70% versus 26.30% for the benchmark, the Russell 1000 Value Total Return.  The Retail share class had a return of 21.59% for the six months ended February 28, 2011.  The top contributing sectors to performance were Healthcare, Consumer Staples, Utilities and Telecomm Service.  The bottom contributors were Energy, Consumer Discretionary and Industrials.  The top performing holdings were Magellan Midstream, T. Rowe Price, Chevron and Enterprise Products.  The underperforming holdings were Digital Realty Trust and Inergy.

As always, we thank you for your trust and confidence in our services.  The Principals of Geneva, our families and employees remain significant investors along with clients in our fund. We have also continued to invest in the business and maintain our dedication as we seek to deliver long-term investment performance.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

The Geneva Advisors All Cap Growth Fund and the Geneva Advisors Equity Income Fund may invest in Mid-, Small-, or Micro-cap companies which involve additional risks such as limited liquidity and greater volatility.  The funds may invest in ADR’s, in foreign securities and emerging markets which involve political, economic and currency risks, greater volatility and differences in accounting methods.

The Russell 3000 Growth Index is an unmanaged index which consists of the growth segment of the 3,000 companies in the Russell 3000 Index.  The Russell 1000 Value Index is an unmanaged index which consists of the large-cap value segment of the U.S. equity universe.  It is not possible to invest directly in an index.

Price to Earnings Ratio (P/E) is a common tool for comparing prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share. Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Must be preceded or accompanied by a prospectus.

Geneva Advisors Funds
Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/10 - 2/28/11).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds charge no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the

Geneva Advisors Funds
Expense Example (Unaudited) (Continued)

shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Based on Actual Fund Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	9/1/10	2/28/11	9/1/10 - 2/28/11	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$1,312.30	$8.60	1.50%
Class I	1,000.00	1,313.40	7.17	1.25
Equity Income Fund*
Class R	1,000.00	1,215.90	8.24	1.50
Class I	1,000.00	1,217.00	6.87	1.25

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the most recent 12-month period (365).

Based on Hypothetical 5% Yearly Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	9/1/10	2/28/11	9/1/10 - 2/28/11	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$1,017.36	$7.50	1.50%
Class I	1,000.00	1,018.60	6.26	1.25
Equity Income Fund*
Class R	1,000.00	1,017.36	7.50	1.50
Class I	1,000.00	1,018.60	6.26	1.25

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the most recent 12-month period (365).

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. The Fund’s investment strategy focuses on individual stock selection that takes into consideration the stock’s industry group. Using quantitative and qualitative measures established by the Advisor, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. The Fund’s allocation of portfolio holdings as of February 28, 2011 is shown below.

Allocation of Portfolio Holdings
% of Investments

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Total Returns – As of February 28, 2011

			Average
			Annual
			Since
	Six	One	Inception
	Months	Year	(9/28/07)
Class R	31.23%	42.94%	3.19%
Class I	31.34%	43.15%	3.45%
Russell 3000 Growth Index	31.80%	25.80%	1.18%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market. One cannot invest directly in an index.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors All Cap Growth Fund – Class R Growth of $10,000 Investment

Geneva Advisors All Cap Growth Fund – Class I Growth of $100,000 Investment

*  Inception Date

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is current income, with a secondary objective of modest capital appreciation.  The Fund seeks to achieve its investment objective by investing in publicly traded securities without regard to market capitalizations.  The Fund’s investment strategy focuses on identifying stocks within multiple industry groups.  The Fund has wide flexibility in types of securities used to generate a current income yield.  The Fund’s allocation of portfolio holdings as of February 28, 2011 is shown below.

Allocation of Portfolio Holdings
% of Investments

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)
Total Returns – As of February 28, 2011

		Since
	Six	Inception
	Months	(4/30/10)
Class R	21.59%	22.44%
Class I	21.70%	22.79%
Russell 1000 Value Index	26.30%	11.80%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on April 30, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. One cannot invest directly in an index.

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Equity Income Fund – Class R Growth of $10,000 Investment

Geneva Advisors Equity Income Fund – Class I Growth of $100,000 Investment

*  Inception Date

Geneva Advisors All Cap Growth Fund
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 92.23%
Aerospace Product and Parts Manufacturing 1.46%
Heico Corp.	26,951	$1,490,929
Agriculture, Construction, and Mining
Machinery Manufacturing 2.05%
FMC Technologies, Inc. (a)	22,248	2,092,424
Computer and Peripheral Equipment Manufacturing 7.82%
Apple, Inc. (a)	16,745	5,914,501
NetApp, Inc. (a)	39,771	2,054,570
		7,969,071
Computer Systems Design and Related Services 13.73%
Cognizant Technology Solutions Corp. (a)	34,974	2,688,451
F5 Networks, Inc. (a)	15,267	1,801,659
priceline.com, Inc. (a)	8,322	3,777,189
Quality Systems, Inc.	28,762	2,298,084
VanceInfo Technologies, Inc. - ADR (a)	30,264	1,004,765
VMware, Inc. (a)	29,092	2,433,546
		14,003,694
Electronic Shopping and Mail-Order Houses 7.29%
MercadoLibre, Inc. (a)(b)	25,565	1,681,666
Amazon.com, Inc. (a)	22,694	3,932,643
Sotheby’s	37,067	1,824,438
		7,438,747
Foundries 0.90%
Precision Castparts Corp.	6,488	919,674
Full-Service Restaurants 4.02%
Chipotle Mexican Grill, Inc. (a)	16,726	4,097,870
Gambling Industries 2.44%
Las Vegas Sands Corp. (a)	53,270	2,484,513
Management, Scientific, and Technical
Consulting Services 2.56%
Salesforce.com, Inc. (a)	19,740	2,611,010

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2011 (Unaudited)

	Shares	Value
Medical Equipment and Supplies Manufacturing 5.52%
Intuitive Surgical, Inc. (a)	6,608	$2,167,094
Rockwell Automation, Inc.	39,504	3,465,686
		5,632,780
Metal Ore Mining 2.91%
Freeport-McMoRan Copper & Gold Inc.	56,023	2,966,418
Offices of Real Estate Agents and Brokers 2.28%
Jones Lang LaSalle, Inc.	23,595	2,322,220
Oil and Gas Extraction 4.35%
Continental Resources, Inc. (a)	39,723	2,761,940
Oasis Pete, Inc. (a)	48,403	1,670,871
		4,432,811
Other Chemical Product and
Preparation Manufacturing 2.07%
Carbo Ceramics, Inc.	17,033	2,111,581
Other Fabricated Metal Product Manufacturing 2.53%
Be Aerospace, Inc. (a)	76,349	2,574,488
Other Food Manufacturing 3.21%
Green Mountain Coffee Roasters, Inc. (a)	80,227	3,271,657
Other Information Services 6.61%
Baidu, Inc. - ADR (a)	37,328	4,522,661
Google, Inc. (a)	3,613	2,216,214
		6,738,875
Pesticide, Fertilizer, and Other Agricultural
Chemical Manufacturing 3.48%
Mosaic Co.	41,337	3,548,782
Securities and Commodity Contracts
Intermediation and Brokerage 3.46%
T Rowe Price Group, Inc.	52,703	3,530,047
Semiconductor and Other Electronic
Component Manufacturing 0.87%
Silicon Laboratories, Inc. (a)	19,575	888,705

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2011 (Unaudited)

	Shares	Value
Software Publishers 6.50%
Rovi Corp. (a)	54,495	$3,020,113
SXC Health Solutions Corp. (a)(b)	73,110	3,607,978
		6,628,091
Sound Recording Industries 0.78%
Sina Corp. (a)(b)	9,804	800,692
Travel Arrangement and Reservation Services 2.12%
OpenTable, Inc. (a)	24,320	2,161,319
Waste Treatment and Disposal 3.27%
Stericycle, Inc. (a)	38,622	3,337,713
TOTAL COMMON STOCKS (Cost $73,024,177)		94,054,111

	Principal
	Amount
SHORT-TERM INVESTMENTS 7.37%
Money Market Fund 7.37%
Fidelity Institutional Money Market Portfolio	$7,512,422	7,512,422
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,512,422)		7,512,422
Total Investments (Cost $80,536,599) 99.60%		101,566,533
Other Assets in Excess of Liabilities 0.40%		408,957
TOTAL NET ASSETS 100.00%		$101,975,490

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a)Non-income producing security.
(b)Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 77.25%
Aerospace Product and Parts Manufacturing 2.76%
United Technologies Corp.	11,206	$936,149
Electric Power Generation, Transmission
and Distribution 5.82%
CPFL Energia SA - ADR	12,398	982,294
ITC Holdings Corp.	14,477	992,398
		1,974,692
Household Appliance Manufacturing 2.64%
National Presto Industries, Inc.	7,077	895,524
Limited-Service Eating Places 3.12%
McDonald’s Corp.	13,977	1,057,779
Local Messengers and Local Delivery 2.89%
United Parcel Service, Inc.	13,295	981,171
Metal Ore Mining 2.92%
BHP Billiton Ltd. - ADR	10,481	991,503
Natural Gas Distribution 1.89%
Energy Transfer Partners LP	11,718	642,498
Oil and Gas Extraction 10.56%
Baytex Energy Corp. (a)	27,285	1,571,616
Enterprise Products Partners LP	46,180	2,013,448
		3,585,064
Other Electrical Equipment and
Component Manufacturing 4.21%
Emerson Electric Co.	24,020	1,433,033
Other Financial Investment Activities 1.36%
Blackstone Group LP	25,888	460,806
Other General Purpose Machinery Manufacturing 1.28%
Graco, Inc.	10,654	433,724
Other Pipeline Transportation 5.65%
Plains All American Pipeline LP	29,355	1,921,872

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
February 28, 2011 (Unaudited)

	Shares	Value
Petroleum and Coal Products Manufacturing 4.07%
Chevron Corp.	13,327	$1,382,676
Pipeline Transportation of Crude Oil 5.45%
Magellan Midstream Partners LP	30,614	1,850,310
Pipeline Transportation of Natural Gas 4.91%
Buckeye Partners LP	15,882	1,029,472
Williams Partners LP	12,311	638,448
		1,667,920
Securities and Commodity Contracts
Intermediation and Brokerage 3.60%
T. Rowe Price Group, Inc.	18,264	1,223,323
Semiconductor and Other Electronic
Component Manufacturing 3.60%
Microchip Technology, Inc.	33,141	1,223,234
Support Activities for Mining 4.08%
Seadrill Limited (a)	36,218	1,384,976
Tobacco Manufacturing 3.51%
Philip Morris International, Inc.	18,986	1,191,941
Wireless Telecommunications
Carriers (except Satellite) 2.93%
American Tower Corp. (b)	18,406	993,188
TOTAL COMMON STOCKS (Cost $22,764,594)		26,231,383

REAL ESTATE INVESTMENT TRUSTS 19.85%
Annaly Capital Management, Inc.	27,985	501,771
Digital Realty Trust, Inc.	22,158	1,303,334
HCP, Inc.	32,095	1,219,610
Simon Property Group, Inc.	15,269	1,680,201
Taubman Centers, Inc.	12,240	679,075
Vornado Realty Trust	14,540	1,357,018
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $6,104,954)		6,741,009

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
February 28, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS 2.08%
Money Market Fund 2.08%
Fidelity Institutional Money Market Portfolio	$704,673	$704,673
TOTAL SHORT-TERM INVESTMENTS
(Cost $704,673)		704,673
Total Investments (Cost $29,574,221) 99.18%		33,677,065
Other Assets in Excess of Liabilities 0.82%		277,254
TOTAL NET ASSETS 100.00%		$33,954,319

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a)Foreign Issued Security
(b)Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Assets & Liabilities
February 28, 2011 (Unaudited)

	All Cap	Equity
	Growth Fund	Income Fund
ASSETS
Investments, at value (cost $80,536,599 and
$29,574,221, respectively)	$101,566,533	$33,677,065
Receivable for Fund shares sold	3,536,020	309,070
Dividends and interest receivable	10,720	47,303
Other assets	16,476	21,406
TOTAL ASSETS	105,129,749	34,054,844

LIABILITIES
Payable for investments purchased	$3,024,980	$6,059
Payable to Advisor	55,099	16,154
Payable to affiliates	41,478	22,958
Payable for Fund shares redeemed	10,740	37,956
Payable for distribution fees	4,665	263
Accrued expenses and other liabilities	17,297	17,135
TOTAL LIABILITIES	3,154,259	100,525

NET ASSETS	$101,975,490	$33,954,319
Net assets consist of:
Paid-in capital	$86,806,680	$29,759,530
Accumulated net investment income (loss)	(334,884)	29,193
Accumulated net realized gain (loss)	(5,526,240)	62,668
Net unrealized appreciation on investments	21,029,934	4,102,928
NET ASSETS	$101,975,490	$33,954,319

CLASS R SHARES
Net assets	$30,839,331	$2,058,674
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,384,943	84,554
Net asset value, redemption price and
offering price per share(1)	$22.27	$24.35

CLASS I SHARES
Net assets	$71,136,159	$31,895,645
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,166,465	1,307,635
Net asset value, redemption price and
offering price per share(1)	$22.47	$24.39

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Operations
For the Six Months Ended February 28, 2011 (Unaudited)

	All Cap	Equity
	Growth Fund	Income Fund(1)
INVESTMENT INCOME
Dividend income(2)	$72,093	$260,622
Interest income	3,386	1,049
TOTAL INVESTMENT INCOME	75,479	261,671

EXPENSES
Investment advisory fees	392,932	136,017
Administration fees	42,310	16,391
Fund accounting fees	20,687	16,283
Distribution fees - Class R shares	17,432	1,918
Federal and state registration fees	13,965	13,965
Transfer agent fees and expenses	13,603	9,973
Audit and tax fees	13,401	10,244
Legal fees	6,871	4,087
Reports to shareholders	3,418	1,765
Custody fees	3,352	5,667
Chief Compliance Officer fees and expenses	2,990	2,990
Trustees’ fees and related expenses	1,817	1,730
Other expenses	2,541	1,723
TOTAL EXPENSES	535,319	222,753
Less waivers and reimbursement by Advisor (Note 4)	(124,956)	(84,818)
NET EXPENSES	410,363	137,935
NET INVESTMENT INCOME (LOSS)	(334,884)	123,736

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,479,943	87,780
Net change in unrealized appreciation on investments	12,929,770	3,886,393
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	14,409,713	3,974,173
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$14,074,829	$4,097,909

(1)	The Geneva Advisors Equity Income Fund commenced operations April 30, 2010.
(2)	Net of $2,215 and $3,134 in foreign withholding tax and ADR issuance fees for the All Cap Growth Fund and Equity Income Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010
FROM OPERATIONS
Net investment loss	$(334,884)	$(291,034)
Net realized gain on investments	1,479,943	551
Net realized gain on foreign
currency translation	—	54
Net change in unrealized appreciation
on investments	12,929,770	5,961,303
Net increase in net assets from operations	14,074,829	5,670,874

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	24,724,383	1,928,805
Proceeds from shares sold - Class I	29,012,860	16,108,077
Payments for shares redeemed - Class R(1)	(1,611,431)	(948,215)
Payments for shares redeemed - Class I(2)	(2,203,692)	(5,346,537)
Net increase in net assets from
capital share transactions	49,922,120	11,742,130
TOTAL INCREASE IN NET ASSETS	63,996,949	17,413,004

NET ASSETS
Beginning of Period	$37,978,541	$20,565,537
End of Period	$101,975,490	$37,978,541
ACCUMULATED NET INVESTMENT LOSS	$(334,884)	$—

(1)	Net of redemption fees of $4,019 and $765 for the periods ended February 28, 2011 and August 31, 2010, respectively.
(2)	Net of redemption fees of $2,645 and $1,442 for the periods ended February 28, 2011 and August 31, 2010, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Statement of Changes in Net Assets

	Six Months Ended
	February 28, 2011	Period Ended
	(Unaudited)	August 31, 2010(1)
FROM OPERATIONS
Net investment income	$123,736	$32,716
Net realized gain (loss) on investments	87,780	(15,722)
Net change in unrealized appreciation
on investments	3,886,393	217,951
Net increase in net assets from operations	4,097,909	234,945

FROM DISTRIBUTIONS
Net investment income - Class R	(8,069)	—
Net investment income - Class I	(121,520)	—
Net realized gain on investments - Class R	(581)	—
Net realized gain on investments - Class I	(7,895)	—
Net decrease in net assets resulting
from distributions paid	(138,065)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	850,315	984,355
Proceeds from shares sold - Class I	19,247,555	9,924,556
Net asset value of shares issued to shareholders
in payment of distributions declared - Class R	8,500	—
Net asset value of shares issued to shareholders
in payment of distributions declared - Class I	122,492	—
Payments for shares redeemed - Class R	(75,720)	(21,302)
Payments for shares redeemed - Class I(2)	(1,135,558)	(145,663)
Net increase in net assets from
capital share transactions	19,017,584	10,741,946
TOTAL INCREASE IN NET ASSETS	22,977,428	10,976,891

NET ASSETS
Beginning of Period	$10,976,891	$—
End of Period	$33,954,319	$10,976,891
ACCUMULATED NET INVESTMENT INCOME	$29,193	$32,716

(1)	The Fund commenced operations on April 30, 2010.
(2)	Net of redemption fees of $917 and $671 for the period ended February 28, 2011 and August 31, 2010, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 28, 2011	Year Ended	Year Ended	Period Ended
	(Unaudited)	August 31, 2010	August 31, 2009	August 31, 2008(1)
Net Asset Value,
Beginning of Period	$16.97	$13.80	$17.74	$20.00

Income (loss) from
investment operations:
Net investment loss(2)	(0.16)	(0.18)	(0.09)	(0.15)
Net realized and unrealized
gain (loss) on investments	5.46	3.35	(3.85)	(2.11)
Total from investment operations	5.30	3.17	(3.94)	(2.26)
Paid-in capital from
redemption fees (Note 2)(3)	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$22.27	$16.97	$13.80	$17.74
Total Return(4)	31.23%	22.97%	(22.21)%	(11.30)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$30,839	$5,206	$3,411	$2,296
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.90%	2.22%	2.97%	3.30%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	(1.96)%	(1.86)%	(2.22)%	(2.62)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(5)	(1.56)%	(1.14)%	(0.75)%	(0.82)%
Portfolio turnover rate(4)	27.8%	75.6%	107.9%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 28, 2011	Year Ended	Year Ended		Period Ended
	(Unaudited)	August 31, 2010	August 31, 2009		August 31, 2008(1)
Net Asset Value,
Beginning of Period	$17.10	$13.88	$17.79		$20.00

Income (loss) from
investment operations:
Net investment loss(2)	(0.10)	(0.15)	(0.05)		(0.10)
Net realized and unrealized
gain (loss) on investments	5.47	3.37	(3.86)		(2.11)
Total from investment operations	5.37	3.22	(3.91)		(2.21)

Less distributions paid:
From net investment income	—	—	(0.00	)(3)	—
Total distributions paid	—	—	(0.00	)(3)	—
Paid-in capital from
redemption fees (Note 2)(3)	0.00	0.00	0.00		0.00
Net Asset Value, End of Period	$22.47	$17.10	$13.88		$17.79
Total Return(4)	31.34%	23.20%	(21.97)%		(11.05)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$71,136	$32,772	$17,155		$13,423
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.65%	1.97%	2.73%		3.05%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.25%	1.25%	1.25%		1.25%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	(1.32)%	(1.63)%	(1.90)%		(2.37)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(5)	(0.92)%	(0.91)%	(0.42)%		(0.57)%
Portfolio turnover rate(4)	27.8%	75.6%	107.9%		103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 28, 2011	Period Ended
	(Unaudited)	August 31, 2010(1)
Net Asset Value, Beginning of Period	$20.14	$20.00

Income from investment operations:
Net investment income(2)	0.10	0.10
Net realized and unrealized gain on investments	4.24	0.04
Total from investment operations	4.34	0.14

Less distributions paid:
From net investment income	(0.12)	—
From net realized gain on investments	(0.01)	—
Total distributions paid	(0.13)	—
Paid-in capital from redemption fees (Note 2)	—	—
Net Asset Value, End of Period	$24.35	$20.14
Total Return(3)	21.59%	0.70%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$2,059	$993
Ratio of expenses to average net assets
before waiver and reimbursements(4)	2.32%	5.36%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.50%	1.50%
Ratio of net investment income (loss) to average
net assets before waiver and reimbursements(4)	0.04%	(2.39)%
Ratio of net investment income to average
net assets after waiver and reimbursements(4)	0.86%	1.47%
Portfolio turnover rate(3)	9.2%	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 28, 2011	Period Ended
	(Unaudited)	August 31, 2010(1)
Net Asset Value, Beginning of Period	$20.18	$20.00

Income from investment operations:
Net investment income(2)	0.13	0.13
Net realized and unrealized gain on investments	4.23	0.05
Total from investment operations	4.36	0.18

Less distributions paid:
From net investment income	(0.14)	(0.00	)(3)
From net realized gain on investments	(0.01)	(0.00	)(3)
Total distributions paid	(0.15)	(0.00	)(3)
Paid-in capital from redemption fees (Note 2)(3)	0.00	0.00
Net Asset Value, End of Period	$24.39	$20.18
Total Return(4)	21.70%	0.90%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$31,896	$9,983
Ratio of expenses to average net assets
before waiver and reimbursements(5)	2.03%	5.53%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.25%	1.25%
Ratio of net investment income (loss) to average
net assets before waiver and reimbursements(5)	0.38%	(2.40)%
Ratio of net investment income to average
net assets after waiver and reimbursements(5)	1.16%	1.88%
Portfolio turnover rate(4)	9.2%	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Notes to Financial Statements
February 28, 2011 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Geneva Advisors Funds (the “Funds”) represent distinct series with their own investment objectives and policies within the Trust.  The investment objective of the All Cap Growth Fund is long-term capital appreciation.  The investment objective of the Equity Income Fund is current income, with a secondary objective of modest capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund currently offers Class R shares and Class I shares.  The two classes differ principally in their respective distribution expenses.  Each class of shares has identical rights and privileges except with respect to the distribution and voting rights on matters affecting a single share class.  The All Cap Growth Fund commenced operations on September 28, 2007.  The Equity Income Fund commenced operations on April 30, 2010.  Costs incurred by each Fund in connection with the organization, registration and the initial public offering of shares were paid by Geneva Investment Management of Chicago, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that are listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2011 (Unaudited)

bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2011:

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2011 (Unaudited)

All Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$94,054,111	$—	$—	$94,054,111
Total Equity	94,054,111	—	—	94,054,111
Short-Term Investments	7,512,422	—	—	7,512,422
Total Investments in Securities	$101,566,533	$—	$—	$101,566,533

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$26,231,383	$—	$—	$26,231,383
Real Estate Investment Trusts	6,741,009	—	—	6,741,009
Total Equity	32,972,392	—	—	32,972,392
Short-Term Investments	704,673	—	—	704,673
Total Investments in Securities	$33,677,065	$—	$—	$33,677,065

During the six months ended February 28, 2011, there were no significant transfers between levels for the Funds. The Funds did not hold any Level 3 securities throughout the period. The Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2011 (Unaudited)

permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 2.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. The following table details redemption fees retained by the Funds.

	Six Months Ended	Year Ended
	February 28, 2011	August 31, 2010
All Cap Growth Fund
Class R	$4,019	$765
Class I	2,645	1,442
Equity Income Fund(1)
Class R	—	—
Class I	917	671

(1)	The Equity Income Fund commenced operations April 30, 2010.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2011 (Unaudited)

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders for the years ended August 31, 2010 and August 31, 2009 for the All Cap Growth Fund were as follows:

	Distribution in Excess	Long-Term Capital Gain
August 31, 2009	$1,365	$—
August 31, 2010	$—	$—

As of August 31, 2010, the components of accumulated earnings (losses) on a tax basis were as follows:

	All Cap	Equity
	Growth Fund	Income Fund
Cost basis of investments for
federal income tax purposes	$30,003,645	$10,727,053
Gross tax unrealized appreciation	8,917,011	355,914
Gross tax unrealized depreciation	(956,605)	(138,662)
Net tax unrealized appreciation	7,960,406	217,252
Undistributed ordinary income	—	32,716
Undistributed long-term capital gain	—	—
Total distributable earnings	—	32,716
Other accumulated losses	(6,866,425)	(15,023)
Total accumulated gains	$1,093,981	$234,945

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales.

At August 31, 2010, the Funds had accumulated net realized capital loss carryovers as follows:

	Capital Loss
	Carryover	Expires
All Cap Growth Fund	$(3,589,311)	8/31/2017
	(3,139,650)	8/31/2018
Equity Income Fund	(15,023)	8/31/2018

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2011 (Unaudited)

Additionally, U.S. generally accepted accounting principes require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended August 31, 2010, the following table shows the reclassifications made:

	All Cap	Equity
	Growth Fund	Income Fund
Undistributed Net Investment Income (Loss)	$291,061	$—
Accumulated Net Realized Gain (Loss)	$(54)	$—
Paid-in Capital	$(291,007)	$—

At August 31, 2010, the All Cap Growth Fund deferred, on a tax basis, post-October losses of $137,464.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued “Accounting for Uncertainty in Income Taxes”.  Accounting for Uncertainty in Income Taxes addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that its income is exempt from tax) will be sustained upon examination. The Funds had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2010. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2010. At August 31, 2010, the fiscal years 2008 and 2010 remain open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensate the Advisor for its management services at the annual rate of 1.25% of the Funds’ average dailynet assets.

The Advisor has agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total operating expenses (exclusive generally of interest and tax expenses, brokerage commissions, acquired fund fees and expenses, extraordinary and non-recurring expenses such as litigation) do not exceed 1.50% and 1.25% of each Funds’ average daily net assets—Class R and Class I shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2011 (Unaudited)

Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	All Cap	Equity
	Growth Fund	Income Fund
August 31, 2011	$111,862	—
August 31, 2012	206,164	—
August 31, 2013	223,212	$80,835
February 28, 2014	124,956	84,818

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Funds’ average daily net assets of Class R shares for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended February 28, 2011, expenses of $17,432 and $1,918 were accrued pursuant to the 12b-1 plan for the All Cap Growth Fund and Equity Income Fund, respectively.

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. This same Trustee is an interested person of the Distributor. The Chief Compliance Officer is also an employee of the Administrator. For the six months ended February 28, 2011, the Funds were each allocated $2,990 of the Trust’s Chief Compliance Officer fee.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2011 (Unaudited)

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

All Cap Growth Fund
	Six Months Ended	Year Ended
Class R	February 28, 2011	August 31, 2010
Shares Sold	1,156,921	118,984
Shares Redeemed	(78,838)	(59,202)
Net Increase	1,078,083	59,782

	Six Months Ended	Year Ended
Class I	February 28, 2011	August 31, 2010
Shares Sold	1,357,174	1,013,433
Shares Redeemed	(107,245)	(332,693)
Net Increase	1,249,929	680,740
Equity Income Fund
	Six Months Ended	Period Ended
Class R	February 28, 2011	August 31, 2010(1)
Shares Sold	38,282	50,404
Shares Issued to Holders in
Reinvestment of Distributions	381	—
Shares Redeemed	(3,430)	(1,083)
Net Increase	35,233	49,321

	Six Months Ended	Period Ended
Class I	February 28, 2011	August 31, 2010(1)
Shares Sold	855,983	502,014
Shares Issued to Holders in
Reinvestment of Distributions	5,465	—
Shares Redeemed	(48,602)	(7,225)
Net Increase	812,846	494,789

(1)  The Equity Income Fund commenced operations on April 30, 2010.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2011 (Unaudited)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended February 28, 2011 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	All Cap	Equity
	Growth Fund	Income Fund
Purchases	$60,627,439	$20,623,242
Sales	$16,903,489	$1,940,433

(9)	New Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Geneva Advisors Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Geneva Advisors Funds
Additional Information
(Unaudited)

Indemnification

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-343-6382.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	27	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 55		2001	(2004–present);		(an open-end
			Associate Professor		investment
			of Accounting,		company with
			Marquette University		two portfolios).
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	27	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 54		2001	(1986–Present);		(an open-end
			Director, Flight		investment
			Standards & Training		company with
			(1990–1999).		two portfolios).

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	27	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 67		2009	Chief Compliance		Endowment Fund
			Officer (“CCO”),		complex (three
			Granite Capital		closed-end
			International Group,		investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–present); Vice		Trustee, Gottex
			President, Secretary,		Multi-Alternatives
			Treasurer and CCO of		Fund complex
			Granum Series Trust (an		(three closed-end
			open-end investment		investment
			company) (1997–2007);		companies).
President, CAO and CCO,
Granum Securities, LLC
(a broker-dealer)
(1997–2007).

Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	27	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 48	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 53	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since	UMB Investment
	Officer	September 10,	Services Group
		2008	(2000–2004).
(Treasurer)

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President, U.S.
Milwaukee, WI 53202	Chief	January 26,	Bancorp Fund
Age: 63	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 31		2005	Fund Services, LLC
(2004–present)
Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 37		2008	Services LLC
(2002–present)

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-343-6382. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-343-6382, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Geneva Advisors Funds

Investment Advisor
Geneva Investment Management of Chicago, LLC
181 W. Madison, Suite 3575
Chicago, Illinois 60602

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 5, 2010.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title)   /s/  Joseph Neuberger
Joseph Neuberger, President

Date   May 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/  Joseph Neuberger
Joseph Neuberger, President

Date   May 2, 2011

By (Signature and Title)  /s/ John Buckel
John Buckel, Treasurer

Date   May 2, 2011